Investment Strategy	Jun. 01, 2026
Corgi SK hynix 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of SK hynix Inc. ("SK hynix"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund will obtain its investment exposure only through total return swaps and other equity-linked instruments that reference sponsored depositary receipts representing the common stock of SK hynix Inc., including sponsored American Depositary Shares ("ADSs") and the sponsored American Depositary Receipts evidencing them. The Fund will not invest directly in the common stock of SK hynix Inc. and will not reference unsponsored depositary receipts. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to SK hynix Inc. As of the date of this Prospectus, SK hynix Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
SK hynix Inc. (KRX: 000660) ("SK hynix")
is a South Korea-based semiconductor manufacturer engaged in the design, development, manufacture, and sale of memory semiconductor products. The company's principal products include dynamic random-access memory (DRAM) and NAND flash memory, which are used in personal computers, servers, mobile devices, consumer electronics, automotive applications, and data centers. SK hynix operates globally and is headquartered in Icheon, South Korea.
Information regarding SK hynix Inc. may be obtained from publicly available sources, including, but not limited to, the company's website (https://www.skhynix.com), filings with the Financial Supervisory Service of South Korea, press releases, investor presentations, and other publicly disseminated documents.
The common stock of SK hynix Inc. is listed and traded on the Korea Exchange ("KRX"). Sponsored American Depositary Shares representing the common stock of SK hynix Inc., which are included within the term Underlying Security, are expected to be listed and traded on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Korea Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed, and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of SK hynix Inc. Information about SK hynix Inc. included in this Prospectus is based on the date of this Prospectus. SK hynix Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment object
ive.
For the avoidance of doubt, the Fund will only obtain its leveraged exposure to SK hynix Inc. through total return swaps and other equity-linked instruments that reference sponsored depositary receipts representing the common stock of SK hynix Inc., including sponsored American Depositary Shares ("ADSs") and the sponsored American Depositary Receipts evidencing them. The Fund will not reference unsponsored depositary receipts. As used in this Prospectus, the term "Underlying Security" includes the common stock of SK hynix Inc. and sponsored depositary receipts (including ADSs) representing that common stock.
The Adviser will monitor on an ongoing basis to verify that material information about SK hynix is available in English on its website, through an electronic information delivery system generally available to the public in SK hynix's primary trading market, or otherwise available on websites accessible to U.S. investors, including: (a) information that SK hynix has made public or been required to make public pursuant to the laws of the country of its incorporation, organization, or domicile; (b) information that SK hynix has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and that has been made public by that exchange; or (c) information that SK hynix has distributed or been required to distribute to its security holders.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi Samsung 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Samsung Electronics Co., Ltd. ("Samsung"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Samsung Electronics Co., Ltd. As of the date of this Prospectus, Samsung Electronics Co., Ltd. is assigned to the semiconductor and electronics technology industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Samsung Electronics Co., Ltd. (KRX: 005930) ("Samsung")
is a South Korea-based multinational technology company engaged in the design, manufacture, and sale of a broad range of electronic products and components. The company operates through several business segments, including semiconductor solutions, mobile communications, consumer electronics, and display technologies. Its semiconductor business includes memory products such as dynamic random-access memory (DRAM) and NAND flash memory, as well as system semiconductors. Samsung operates globally and is headquartered in Suwon, South Korea.
Information regarding Samsung Electronics Co., Ltd. may be obtained from publicly available sources, including, but not limited to, the company's Investor Relations site (
https://www.samsung.com/global/ir
), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Korea Exchange ("KRX") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Korea Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed, and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Samsung Electronics Co., Ltd. Information about Samsung Electronics Co., Ltd. included in this Prospectus is based on the date of this Prospectus. Samsung Electronics Co., Ltd. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent en ti
ty.

Corgi Kioxia 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Kioxia Holdings Corporation ("Kioxia"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Kioxia Holdings Corporation. As of the date of this Prospectus, Kioxia Holdings Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Kioxia Holdings Corporation (TYO: 285A) ("Kioxia")
is a Japan-based semiconductor company focused on the development, manufacture, and sale of memory and storage products. The company's products include NAND flash memory and solid-state storage solutions used in consumer electronics, data centers, mobile devices, and enterprise systems. Kioxia operates globally and is headquartered in Tokyo, Japan.
Information regarding Kioxia may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.kioxia-holdings.com/en-jp/ir.html), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Kioxia Holdings Corporation. Information about Kioxia Holdings Corporation included in this Prospectus is based on the date of this Prospectus. Kioxia Holdings Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate
to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi Besi 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of BE Semiconductor Industries N.V. ("Besi"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to BE Semiconductor Industries N.V. As of the date of this Prospectus, BE Semiconductor Industries N.V. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
BE Semiconductor Industries N.V. (Euronext Amsterdam: BESI) ("Besi")
is a Netherlands-based semiconductor equipment manufacturer that develops, produces, markets, and services advanced assembly equipment used in semiconductor packaging and interconnect technologies. Its products are used by semiconductor manufacturers and outsourced semiconductor assembly and test providers in applications including advanced packaging, flip chip, wafer-level packaging, and die attach solutions for mobile devices, automotive electronics, data centers, and other computing applications. Besi operates globally and is headquartered in Duiven, the Netherlands.
Information regarding Besi may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (
https://www.besi.com
), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on Euronext Amsterdam and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
Euronext Amsterdam operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of
BE Semiconductor Industries N.V.
Information about BE Semiconductor Industries N.V.
included in this Prospectus is based on the date of this Prospectus.
BE Semiconductor Industries N.V.
is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi TEL 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Tokyo Electron Limited ("TEL"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Tokyo Electron Limited. As of the date of this Prospectus, Tokyo Electron Limited is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Tokyo Electron Limited
(TYO: 8035) ("TEL")
is a Japan-based semiconductor equipment manufacturer that develops, produces, and markets advanced semiconductor production equipment used in wafer fabrication processes. Its products are used by semiconductor manufacturers worldwide in applications including logic, memory, foundry, and advanced packaging production. TEL operates globally and is headquartered in Tokyo, Japan.
Information regarding TEL may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.tel.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Tokyo Electron Limited.
Information about the Tokyo Electron Limited
included in this Prospectus is based on the date of this Prospectus.
Tokyo Electron Limited is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi Advantest 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Advantest Corporation ("Advantest"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Advantest Corporation. As of the date of this Prospectus, Advantest Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Advantest Corporation (TYO: 6857) ("Advantest")
is a Japan-based semiconductor equipment manufacturer that develops, produces, and markets automatic test equipment and related solutions used in semiconductor testing and measurement processes. Its products are used by semiconductor manufacturers and device designers worldwide in applications including logic, memory, system-on-chip, and advanced semiconductor devices. Advantest operates globally and is headquartered in Tokyo, Japan.
Information regarding Advantest may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.advantest.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Advantest Corporation.
Information about the Advantest Corporation
included in this Prospectus is based on the date of this Prospectus.
Advantest Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi ASM 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of ASM International N.V. ("ASM"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to ASM International N.V. As of the date of this Prospectus, ASM International N.V. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
ASM International N.V. (Euronext Amsterdam: ASM) ("ASM")
is a Netherlands-based semiconductor equipment manufacturer that develops, produces, markets, and services advanced wafer processing equipment used in semiconductor fabrication. The company's products are used by semiconductor manufacturers worldwide in applications including logic, memory, foundry, and advanced semiconductor device production. ASM operates globally and is headquartered in Almere, the Netherlands.
Information regarding ASM may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.asm.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on Euronext Amsterdam and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
Euronext Amsterdam operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of
ASM International N.V. Information about ASM International N.V. included in this Prospectus is based on the date of this Prospectus.
ASM International N.V. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi MediaTek 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of
MediaTek Inc.
("MediaTek"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to MediaTek Inc. As of the date of this Prospectus, MediaTek Inc. is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
MediaTek Inc. (TWSE: 2454) ("MediaTek")
is a Taiwan-based fabless semiconductor company that develops, designs, and markets system-on-chip solutions and other semiconductor products used in mobile devices, home entertainment, connectivity, networking, and Internet-of-Things applications. The company's products are used by consumer electronics and technology manufacturers worldwide across applications including smartphones, tablets, smart TVs, broadband devices, automotive systems, and artificial intelligence-enabled devices. MediaTek operates globally and is headquartered in Hsinchu, Taiwan.
Information regarding MediaTek may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.mediatek.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Taiwan Stock Exchange ("TWSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Taiwan Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of MediaTek Inc. Information about MediaTek Inc. included in this Prospectus is based on the date of this Prospectus.
MediaTek Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi Delta Electronics 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of
Delta Electronics, Inc
("Delta Electronics"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Delta Electronics, Inc. As of the date of this Prospectus, Delta Electronics, Inc. is assigned to the power electronics and industrial automation industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Delta Electronics, Inc. (TWSE: 2308) ("Delta Electronics")
is a Taiwan-based provider of power and thermal management solutions that develops, manufactures, and markets products used in industrial automation, data centers, telecommunications, electric vehicles, renewable energy systems, and consumer electronics applications. The company's offerings include power supplies, power management components, cooling systems, industrial automation equipment, and energy infrastructure solutions used by technology, industrial, and electronics manufacturers worldwide. Delta Electronics operates globally and is headquartered in Taipei, Taiwan.
Information regarding Delta Electronics may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.deltaww.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Taiwan Stock Exchange ("TWSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Taiwan Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Delta Electronics, Inc. Information about Delta Electronics, Inc. included in this Prospectus is based on the date of this Prospectus.
Delta Electronics, Inc. is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi Hyundai 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Hyundai Motor Company ("Hyundai"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Hyundai Motor Company. As of the date of this Prospectus, Hyundai Motor Company is assigned to the automotive industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Hyundai Motor Company (KRX: 005380)
("Hyundai")
is a South Korea-based automotive manufacturer that designs, manufactures, and sells passenger vehicles, commercial vehicles, and mobility solutions. The company's products include internal combustion engine vehicles, hybrid and electric vehicles, hydrogen fuel cell vehicles, and related automotive technologies used by consumers and commercial customers worldwide. Hyundai operates globally and is headquartered in Seoul, South Korea.
Information regarding Hyundai may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.hyundai.com), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Korea Exchange ("KRX") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Korea Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Hyundai Motor Company. Information about Hyundai Motor Company included in this Prospectus is based on the date of this Prospectus.
Hyundai Motor Company is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi DISCO 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of DISCO Corporation ("DISCO"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to DISCO Corporation. As of the date of this Prospectus, DISCO Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
DISCO Corporation (TYO: 6146)
("DISCO")
is a Japan-based semiconductor equipment manufacturer that develops, produces, and markets precision cutting, grinding, polishing, and dicing equipment used in semiconductor wafer and device fabrication processes. The company's products are used by semiconductor manufacturers and electronic component producers worldwide in applications including logic, memory, power devices, and advanced semiconductor packaging. DISCO operates globally and is headquartered in Tokyo, Japan.
Information regarding DISCO may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (https://www.disco.co.jp), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of DISCO Corporation. Information about DISCO Corporation included in this Prospectus is based on the date of this Prospectus.
DISCO Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.

Corgi Lasertec 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Lasertec Corporation ("Lasertec"). The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying Security for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying Security, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying Security shares directly. For purposes of the Fund's 2x Daily Objective, the referenced daily return is measured on a U.S. dollar-translated basis and therefore reflects both (i) movements in the Underlying Security's local-market price and (ii) changes in the U.S. dollar/foreign currency exchange rate. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying Security.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying Security equal to approximately two times its daily performance.
Due to the Fund's investment strategy, the Fund's investment exposure is concentrated in the same industry as that assigned to Lasertec Corporation. As of the date of this Prospectus, Lasertec Corporation is assigned to the semiconductor industry. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
Lasertec Corporation (TYO: 6920)
("Lasertec")
is a Japan-based semiconductor equipment manufacturer that develops, produces, and markets advanced inspection, metrology, and measurement systems used in semiconductor wafer fabrication and photomask manufacturing processes. The company's products are used by semiconductor manufacturers, mask shops, and electronic component producers worldwide in applications including advanced logic, memory, EUV lithography mask inspection, and next-generation semiconductor device production. Lasertec operates globally and is headquartered in Yokohama, Japan.
Information regarding Lasertec may be obtained from publicly available sources, including, but not limited to, the company's investor relations website (
https://www.lasertec.co.jp
), regulatory filings, press releases, investor presentations, and other publicly disseminated documents.
The Underlying Security is listed and traded on the Tokyo Stock Exchange ("TSE") and is not listed on a U.S. national securities exchange. Securities traded on foreign exchanges may be subject to different reporting standards, regulatory oversight, settlement practices, and investor protections than securities traded in the United States.
The Tokyo Stock Exchange operates during trading hours that differ from U.S. market hours. As a result, the market price of the Underlying Security may change at times when U.S. markets are closed and the Fund's shares are not trading. This may increase the risk that the Fund's shares trade at a premium or discount to the Fund's net asset value.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of Lasertec Corporation. Information about Lasertec Corporation included in this Prospectus is based on the date of this Prospectus.
Lasertec Corporation is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering.
The Fund may enter into swap agreements with a limited number of counterparties. If the Underlying Security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
The Fund expects to use one or more of the following entities as its swap counterparties: CF Secured LLC, Marex Securities Products Inc., and Clear Street LLC. Each is a registered security-based swap dealer with the Securities and Exchange Commission. CF Secured LLC is a subsidiary of Cantor Fitzgerald, L.P., a privately held limited partnership. Clear Street LLC is a subsidiary of Clear Street Group Inc., a privately held Delaware corporation. As privately held entities, Cantor Fitzgerald, L.P. and Clear Street Group Inc. do not file periodic reports with the SEC; however, CF Secured LLC and Clear Street LLC each file annual financial reports (Form X-17A-5) with the SEC as registered broker-dealers. Marex Securities Products Inc. is a subsidiary of Marex Group plc, whose ordinary shares are listed on the Nasdaq Stock Market under the symbol "MRX." Marex Group plc is subject to the informational requirements of the Securities Exchange Act of 1934 and files annual reports on Form 20-F and current reports on Form 6-K with the SEC. Reports and other information concerning Marex Group plc can be inspected at the SEC and at the Nasdaq Stock Market. Debts of Marex Securities Products Inc. as they may relate to the Fund are not guaranteed by Marex Group plc. Debts of CF Secured LLC and Clear Street LLC as they may relate to the Fund are not guaranteed by any publicly traded parent entity.